Non-Controlling Interests (Tables)	12 Months Ended
Sep. 30, 2023
Non-Controlling Interests [Abstract]
Schedule of Non-Controlling Interests	Non-controlling interests consisted of the following:
	As of September 30,
	2022	2023
	HK$	HK$
Paid-in capital	743,572	—
Unappropriated retained earnings	832,362	—
	1,575,934	—